9. Notes Payable (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes payable	$ 1,000,000	$ 1,100,000
Less current portion	(1,000,000)	(1,100,000)	$ (1,650,000)
Long-term portion	0	0
Convertible promissory notes - debt acquisition
Notes payable	100,000	100,000
Notes payable - original bridge
Notes payable	120,000	120,000
Notes payable - bridge loan #1
Notes payable	355,000	355,000
Notes payable - bridge loan #2
Notes payable	175,000	200,000
Notes payable - bridge loan #3
Notes payable	250,000	250,000
Convertible promissory note - Asher/Goldenrise
Notes payable	0	55,000
Convertible promissory notes - service agreement
Notes payable	$ 0	$ 20,000